Income taxes (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets
Deferred taxes reported on line Deferred and refundable income taxes in the Statement of Financial Position	$ 824	$ 802	$ 785
Deferred taxes reported on line Noncurrent deferred and refundable income taxes in the Statement of Financial Position	2,493	2,704	3,298
Total deferred tax assets reported as Total assets in the Statement of Financial Position	3,317	3,506	4,083
Deferred tax liabilities
Deferred taxes reported on line Other current liabilities in the Statement of Financial Position	7	11	9
Deferred taxes reported on line Other liabilities in the Statement of Financial Position	141	138	130
Deferred income taxes-net	$ 3,169	$ 3,357	$ 3,944